UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from May 1, 2013 to May 31, 2013

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Identification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware	19720
(Address of principal executive offices of the issuing entity )	(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from May 1, 2013 to May 31, 2013.

Monthly Performance Data

Of the accounts designated to the Master Trust, 99% have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, Discover Card Execution Note Trust (the "Note Issuance Trust").

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2006-2, Subseries 3:

On June 17, 2013 the Registrant made available the Monthly Certificateholders' Statement for May 2013 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(a) hereto.

(B) Series 2007-2:

On June 17, 2013 the Registrant made available the Monthly Certificateholders' Statement for May 2013 with respect to Series 2007-2, which is attached as Exhibit 99(b) hereto.

Series 2007-CC Collateral Certificate:

On June 17, 2013, the Registrant made available the Monthly Certificateholders' Statement for May 2013 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of the Note Issuance Trust filed on June 17, 2013 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Class A(2013-3) Notes

On May 7, 2013, $900,000,000 principal amount of DiscoverSeries Class A(2013-3) Notes (the "Class A(2013-3) Notes") were issued pursuant to the Indenture, dated as of July 26, 2007, as amended by the First Amendment to Indenture, dated as of June 4, 2010 (the "Indenture"), and as supplemented by the Amended and Restated Indenture Supplement, dated as of June 4, 2010 (the "Indenture Supplement"), and the Class A(2013-3) Terms Document, dated as of May 7, 2013, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The issuance was underwritten by Citigroup Global Markets Inc. and RBS Securities Inc., as joint lead managers, and by Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Goldman, Sachs & Co. and Mitsubishi UFJ Securities (USA), Inc., as co-managers, pursuant to the Underwriting Agreement, and related Terms Agreement, in each case dated April 29, 2013, among the Note Issuance Trust, Discover Bank, Citigroup Global Markets Inc. and RBS Securities Inc. Information regarding the Class A(2013-3) Notes and the sale thereof has been previously disclosed in the prospectus dated April 29, 2013, and the prospectus supplement thereto dated April 29, 2013 (the "Class A(2013-3) Prospectus"), each previously filed by us with the Securities and Exchange Commission on April 30, 2013 (file numbers 333-167413, 333-167413-01 and 333-167413-02).

The Note Issuance Trust paid the proceeds from the sale of the Class A(2013-3) Notes to Discover Bank in exchange for a $900,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the "Pooling and Servicing Agreement"), between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, dated as of July 26, 2007, as amended (the "Series 2007-CC Supplement"), between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the Class A(2013-3) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2013-3) Prospectus.

Increase in Principal Amount of Class A(2010-D) Notes

On May 15, 2013, Discover Bank, pursuant to Section 2.09 of the Class A(2010-D) Terms Document, dated as of November 23, 2010, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the DiscoverSeries Class A(2010-D) Notes (the "Class A(2010-D) Notes"). The increase in the Outstanding Dollar Principal Amount of the Class A(2010-D) Notes was in the amount of $100,000,000, resulting in an Outstanding Dollar Principal Amount of the Class A(2010-D) Notes of $100,000,000. The Class A(2010-D) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Class A(2010-D) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $100,000,000. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2013-3) Notes and Class A(2010-D) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2013-3) Prospectus.

Increase in Principal Amount of Class D(2009-1) Notes

On May 7, 2013 and May 15, 2013, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on May 7, 2013 was in the amount of $122,727,273, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,273,863,637. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on May 15, 2013 was in the amount of $13,636,363, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,151,136,364 after giving effect to other distribution date activity. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $122,727,273 on May 7, 2013 and $13,636,363 on May 15, 2013. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Item 8. Other Information

Class A(2012-A) Notes. On May 10, 2013, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2012-A) Notes (the “Class A(2012-A) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2012-A) Notes and their agent agreed to (i) increase the note purchase commitment to $750,000,000; (ii) extend the existing termination date for the note purchase commitments to March 31, 2015; (iii) extend the existing liquidation commencement date of the Class A(2012-A) Notes to April 1, 2015; (iv) extend the existing expected maturity date of the Class A(2012-A) Notes to May 15, 2015; (v) extend the existing expected principal payment date of the Class A(2012-A) Notes to May 15, 2015; (vi) extend the existing legal maturity date of the Class A(2012-A) Notes to November 15, 2017. In connection with any increase in the outstanding dollar principal amount of the Class A(2012-A) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

Class A(2010-D) Notes. On May 15, 2013, the Note Issuance Trust, as Issuer of the Class A(2010-D) Notes, Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2010-D) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to April 30, 2016; (ii) extend the existing liquidation commencement date of the Class A(2010-D) Notes to May 1, 2016, provided, however, that the existing liquidation commencement date for the outstanding principal amount of the Class A(2010-D) Notes was May 15, 2013; (iii) extend the existing expected maturity date of the Class A(2010-D) Notes to June 15, 2016, provided, however, that the existing expected maturity date for the $100,000,000 outstanding principal amount of the Class A(2010-D) Notes will be June 17, 2013; (iv) extend the existing expected principal payment date of the Class A(2010-D) Notes to June 15, 2016, provided, however, that the existing expected principal payment date for the outstanding principal amount of the Class A(2010-D) Notes will be June 17, 2013; and (v) extend the existing legal maturity date of the Class A(2010-D) Notes to December 17, 2018. In connection with any increase in the outstanding dollar principal amount of the Class A(2010-D) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

Class A(2010-C) Notes. On May 23, 2013, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-C) Notes (the “Class A(2010-C) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2010-C) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to April 30, 2015; (ii) extend the existing liquidation commencement date of the Class A(2010-C) Notes to May 1, 2015; (iii) extend the existing expected maturity date of the Class A(2010-C) Notes to June 15, 2015; (iv) extend the existing expected principal payment date of the Class A(2010-C) Notes to June 15, 2015; and (v) extend the existing legal maturity date of the Class A(2010-C) Notes to December 15, 2017. In connection with any increase in the outstanding dollar principal amount of the Class A(2010-C) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
May 31, 2013, for Series 2006-2, Subseries 3.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
May 31, 2013, for Series 2007-2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: June 17, 2013

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending May 31, 2013, for Series 2006-2, Subseries 3.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending May 31, 2013, for Series 2007-2.